Short Term Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Short Term Deposits [Abstract]
Schedule of Short Term Deposits
	December 31,
(in thousands)	2023	2022

Bank deposits in U.S.$ (annual average interest rates 6.195% and 0.3%)	$6,240	$299
Bank deposits in NIS (annual average interest rate 2023 - 4.568%)	20,267	-
	$26,507	$299